UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

This Form N-Q is being filed for the purpose of amending and restating the Form N-Q filed on March 31, 2008 (Accession No. 0001193125-08-070753).

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Target Return Fund

1/31/08
Quarterly portfolio holdings (As Restated)

SSW
S
NNE

MFS®
INVESTMENT MANAGEMENT

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 86.4%
Aerospace – 1.7%
Boeing Co.	230	$19,131
Bombardier, Inc., “B”	1,260	6,212
Finmeccanica S.p.A.	1,290	38,652
General Dynamics Corp.	170	14,358
Honeywell International, Inc.	200	11,814
Lockheed Martin Corp.	3,245	350,200
Northrop Grumman Corp.	2,820	223,795
Raytheon Co.	450	29,313
United Technologies Corp.	2,480	182,057

		$875,532

Airlines – 0.1%
Allegiant Travel Co.	440	$13,763
Copa Holdings S.A.	320	12,490

		$26,253

Alcoholic Beverages – 0.5%
Castle Brands, Inc.	580	$1,044
Diageo PLC	3,670	73,911
Fosters Group NPV	2,230	11,309
Heineken N.V.	1,710	96,144
Molson Coors Brewing Co.	810	36,183
Pernod Ricard S.A.	350	37,352

		$255,943

Apparel Manufacturers – 1.5%
Adidas AG	2,700	$172,549
Billabong International Ltd.	3,129	33,827
Coach, Inc. (a)	2,260	72,433
Li & Fung Ltd.	8,000	30,770
LVMH Moet Hennessy Louis Vuitton S.A.	1,440	148,270
NIKE, Inc., “B”	2,060	127,226
Phillips-Van Heusen Corp.	2,840	119,678
Quiksilver, Inc. (a)	3,750	35,738
Sanyo Shokai Ltd.	1,000	6,154

		$746,645

Automotive – 1.0%
Autoliv, Inc.	1,030	$51,448
Bayerische Motoren Werke AG	1,610	89,127
BorgWarner Transmission Systems, Inc.	220	11,134
Bridgestone Corp.	2,700	45,792
Compagnie Generale des Etablissements Michelin	440	42,267
Continental AG	600	62,349
General Motors Corp.	520	14,721
Goodyear Tire & Rubber Co. (a)	1,570	39,517
Johnson Controls, Inc.	510	18,039
Sauer-Danfoss, Inc.	560	12,090
Sumitomo Rubber Industries NPV	2,200	19,283
Toyota Industries Corp.	900	35,009
Yamaha Motor Co. Ltd.	2,200	49,817

		$490,593

Biotechnology – 1.4%
Actelion Ltd. (a)	1,259	$62,812
Affymetrix, Inc.	370	7,422
Amgen, Inc. (a)	2,100	97,839

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – continued
Celgene Corp. (a)	190	$10,661
Genentech, Inc. (a)	950	66,681
Genzyme Corp. (a)	2,040	159,385
Gilead Sciences, Inc. (a)	730	33,354
Invitrogen Corp. (a)	850	72,820
Millipore Corp. (a)	2,280	159,942
Nanosphere, Inc. (a)	880	10,578

		$681,494

Broadcasting – 1.8%
Antena 3 de Television S.A.	3,850	$54,279
Eniro AB	3,520	29,184
Fuji Television Network, Inc.	18	28,413
Gestevision Telecinco S.A.	1,720	36,823
Grupo Televisa S.A., ADR	3,400	75,786
Mediaset S.p.A.	1,340	11,823
News Corp., “A”	2,780	52,542
Nippon Television Network Corp.	120	15,796
Omnicom Group, Inc.	1,995	90,513
Societe Television Francaise 1	818	20,713
Taylor Nelson Sofres PLC	10,440	36,958
Time Warner, Inc.	4,890	76,969
Vivendi S.A.	780	31,410
Walt Disney Co.	3,480	104,156
WPP Group PLC	20,250	250,092

		$915,457

Brokerage & Asset Managers – 2.3%
Affiliated Managers Group, Inc. (a)	950	$93,394
Bolsa de Mercadorias & Futuros	200	1,808
CME Group, Inc.	55	34,039
Daiwa Securities Group, Inc.	6,000	53,021
Deutsche Boerse AG	80	14,142
Franklin Resources, Inc.	360	37,523
Goldman Sachs Group, Inc.	1,310	263,009
HFF, Inc., “A”	1,130	7,729
ICAP PLC	5,390	72,457
IG Group Holdings PLC	2,310	16,733
Invesco Ltd.	1,900	51,718
Julius Baer Holding Ltd.	637	44,439
KBW, Inc.	210	6,239
KKR Private Equity Investors LP	870	14,572
Legg Mason, Inc.	330	23,760
Lehman Brothers Holdings, Inc.	2,460	157,858
Merrill Lynch & Co., Inc.	750	42,300
Morgan Stanley	1,990	98,366
Nomura Holdings, Inc.	4,200	61,531
Singapore Exchange Ltd.	3,000	21,013
TD AMERITRADE Holding Corp. (a)	1,070	20,073
Thomas Weisel Partners Group	550	7,040
Van Lanschot N.V.	130	12,983

		$1,155,747

Business Services – 1.6%
Accenture Ltd., “A”	1,820	$63,008

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Amdocs Ltd. (a)	2,680	$88,681
ATA, Inc., ADR	550	5,252
Bunzl PLC	3,560	44,859
Capita Group PLC	1,120	14,684
Concur Technologies, Inc.	320	11,219
Constant Contact, Inc.	670	14,284
Corporate Executive Board Co.	1,640	94,382
CoStar Group, Inc. (a)	440	18,630
Enernoc, Inc.	120	4,230
Fidelity National Information Services, Inc.	1,040	44,148
iGate Corp. (a)	3,640	30,139
Infosys Technologies Ltd., ADR	760	31,464
Intertek Group PLC	4,720	82,789
JFE Shoji Holdings, Inc.	2,000	12,455
Kloeckner & Co. AG	810	33,589
Mitsubishi Corp.	1,200	31,428
Mitsui & Co. Ltd.	1,000	20,567
Satyam Computer Services Ltd., ADR	1,790	43,587
Syntel, Inc.	440	13,037
USS Co. Ltd.	420	24,467
Western Union Co.	4,050	90,720

		$817,619

Cable TV – 0.3%
Comcast Corp., “A” (a)	1,000	$18,160
Comcast Corp., “Special A” (a)	1,970	35,440
Dish Network Corp., “A” (a)	840	23,722
Liberty Global, Inc., “A”	210	8,486
Premiere AG	670	14,882
Time Warner Cable, Inc. (a)	1,030	25,915

		$126,605

Chemicals – 1.0%
3M Co.	1,600	$127,440
Agrium, Inc.	100	6,442
Dow Chemical Co.	300	11,598
Makhteshim-Agan Industries Ltd. (a)	7,070	55,747
Mitsubishi Chemical Holdings Corp. NPV	1,500	10,894
Monsanto Co.	140	15,742
Mosaic Co.	70	6,371
Nalco Holding Co.	580	12,145
Orica NPV	760	19,936
PPG Industries, Inc.	3,530	233,298
Wacker Chemie AG	80	17,324

		$516,937

Computer Software – 2.5%
ACI Worldwide, Inc. (a)	2,740	$40,826
Akamai Technologies, Inc. (a)	200	6,040
Cognos, Inc.	240	13,920
CommVault Systems, Inc. (a)	1,820	33,888
Guidance Software, Inc.	820	9,438
McAfee, Inc. (a)	5,010	168,637
Microsoft Corp.	8,530	278,078
MicroStrategy, Inc., “A” (a)	302	22,022

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
MSC Software Corp. (a)	2,182	$28,322
NAVTEQ Corp. (a)	100	7,390
Oracle Corp. (a)	9,060	186,183
Parametric Technology Corp.	630	10,364
Salesforce.com, Inc. (a)	1,030	53,848
SAP AG	1,440	69,417
Synopsys, Inc. (a)	3,440	75,749
Trend Micro, Inc. (a)	1,000	35,960
VeriSign, Inc. (a)	6,770	229,638

		$1,269,720

Computer Software—Systems – 2.0%
Apple Computer, Inc. (a)	1,050	$142,128
CGI Group, Inc., “A”	1,160	11,611
Deltek, Inc.	760	9,880
EMC Corp. (a)	8,900	141,243
Fujitsu Ltd.	7,000	45,382
Hewlett-Packard Co.	3,210	140,438
International Business Machines Corp.	4,210	451,901
Network Appliance, Inc. (a)	900	20,898
Omx AB	370	15,336
PROS Holdings, Inc.	620	9,517
Wincor Nixdorf AG	380	29,240

		$1,017,574

Conglomerates – 0.4%
Siemens AG	1,580	$204,872
Smiths Group PLC	878	17,429

		$222,301

Construction – 1.5%
CRH PLC	1,790	$67,291
D.R. Horton, Inc.	1,750	30,187
Dayton Superior Corp. (a)	3,680	8,942
Fletcher Building Ltd.	1,760	14,072
Geberit AG	910	126,167
M.D.C. Holdings, Inc.	810	37,479
Masco Corp.	3,080	70,624
Nexity International	430	19,645
Nippon Sheet Glass Co. NPV	3,000	13,704
NVR, Inc. (a)	150	94,725
Pulte Homes, Inc.	1,350	22,059
Sekisui Chemical Co. Ltd.	7,000	45,842
Sherwin-Williams Co.	1,660	94,969
Toll Brothers, Inc. (a)	2,400	55,872
Wienerberger AG	660	30,572

		$732,150

Consumer Goods & Services – 2.5%
Alberto-Culver Co.	220	$5,894
AmorePacific Corp.	17	11,307
Apollo Group, Inc., “A” (a)	1,820	145,127
Avon Products, Inc.	880	30,818
Central Garden & Pet Co. (a)	240	1,318
Central Garden & Pet Co., “A” (a)	5,620	27,931
Clorox Co.	300	18,396

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Colgate-Palmolive Co.	1,100	$84,700
Estee Lauder Cos., Inc., “A”	740	31,228
Henkel KGaA, IPS	2,640	120,935
ITT Educational Services, Inc. (a)	400	36,540
Kao Corp.	5,000	151,558
Kimberly-Clark Corp.	740	48,581
Kimberly-Clark de Mexico S.A. de C.V., “A”	15,270	61,871
Knot, Inc.	990	14,494
Kose Corp.	600	14,770
L’Oreal S.A.	190	23,513
New Oriental Education & Technology Group, Inc., ADR (a)	440	24,926
Physicians Formula Holdings, Inc. (a)	1,920	18,202
Priceline.com, Inc. (a)	300	32,556
Procter & Gamble Co.	2,670	176,087
Reckitt Benckiser Group PLC	2,120	111,058
Uni-Charm Corp.	800	53,062

		$1,244,872

Containers – 0.0%
Smurfit-Stone Container Corp. (a)	520	$4,935
Electrical Equipment – 2.2%
Anixter International, Inc.	340	$23,820
Danaher Corp.	2,140	159,323
General Electric Co.	3,300	116,853
Keyence Corp.	100	21,263
Legrand S.A.	1,570	48,037
LS Industrial Systems Co. Ltd.	610	33,131
Nexans S.A.	280	30,892
OMRON Corp.	4,800	98,995
Prysmian S.p.A.	829	16,651
Rockwell Automation, Inc.	3,155	179,898
Schneider Electric S.A.	730	84,720
Spectris PLC	2,540	34,907
Tyco Electronics Ltd.	420	14,200
Tyco International Ltd. (a)	2,340	92,102
W.W. Grainger, Inc.	330	26,258
WESCO International, Inc. (a)	3,365	142,138

		$1,123,188

Electronics – 3.8%
ARM Holdings PLC	42,760	$100,121
ATMI, Inc. (a)	1,460	38,398
Canon, Inc.	500	21,563
Flextronics International Ltd. (a)	17,000	198,900
Funai Electric Co. Ltd.	300	11,134
Hirose Electric Co. Ltd.	400	40,703
Hittite Microwave Corp. (a)	1,370	54,553
Hoya Corp.	1,000	27,295
Intel Corp.	17,840	378,208
Intersil Corp., “A”	7,130	164,204
Konica Minolta Holdings, Inc.	4,000	64,080
Marvell Technology Group Ltd. (a)	3,180	37,747
MathStar, Inc.	1,490	924
MEMC Electronic Materials, Inc. (a)	250	17,865

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
National Semiconductor Corp.	5,500	$101,365
Nippon Electric Glass Co. Ltd.	3,000	44,846
ON Semiconductor Corp. (a)	6,010	38,945
PLX Technology, Inc. (a)	2,410	16,918
Ricoh Co. Ltd.	5,000	78,173
Royal Philips Electronics N.V.	1,970	77,339
Samsung Electronics Co. Ltd.	209	134,009
SanDisk Corp. (a)	2,280	58,026
Silicon Laboratories, Inc.	410	12,808
SUMCO Corp.	900	19,661
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	22,841
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,460	78,509
USHIO, Inc.	800	16,274
Varian Semiconductor Equipment Associates, Inc. (a)	460	14,817
Venture Corp. Ltd.	7,000	51,762

		$1,921,988

Energy—Independent – 1.8%
Apache Corp.	1,910	$182,290
CONSOL Energy, Inc.	1,300	94,900
Devon Energy Corp.	1,270	107,925
EOG Resources, Inc.	340	29,750
Evergreen Solar, Inc.	410	4,998
EXCO Resources, Inc.	1,450	21,736
Foundation Coal Holdings, Inc.	130	6,799
Goodrich Petroleum Corp.	730	14,534
INPEX Holdings, Inc.	10	93,609
Kodiak Oil & Gas Corp. (a)	4,960	10,267
Mcmoran Exploration Co. (a)	940	14,796
OMV AG	840	60,426
Peabody Energy Corp.	210	11,344
PTT Public Co. Ltd.	3,800	37,062
Sandridge Energy, Inc. (a)	430	13,085
Santos NPV	1,590	17,288
Sunoco, Inc.	370	23,014
Ultra Petroleum Corp. (a)	320	22,016
Valero Energy Corp.	910	53,863
Venoco, Inc. (a)	980	14,984
XTO Energy, Inc.	1,490	77,391

		$912,077

Energy—Integrated – 4.7%
Chevron Corp.	700	$59,150
ConocoPhillips	1,380	110,842
Exxon Mobil Corp.	7,230	624,672
Hess Corp.	4,940	448,700
Marathon Oil Corp.	4,040	189,274
OAO Gazprom, ADR	1,650	79,813
Petroleo Brasileiro S.A., ADR	720	80,021
Royal Dutch Shell PLC	5,460	194,604
Royal Dutch Shell PLC, ADR	240	17,138
StatoilHydro ASA	4,650	121,586
TOTAL S.A.	2,540	184,370
TOTAL S.A., ADR	3,310	240,902

		$2,351,072

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering—Construction – 0.5%
Bilfinger Berger AG	270	$16,967
Fluor Corp.	250	30,418
Foster Wheeler Ltd. (a)	587	40,192
Keller Group PLC	717	7,605
Koninklijke Boskalis Westminster N.V.	170	9,250
North American Energy Partners, Inc. (a)	5,380	64,452
Quanta Services, Inc. (a)	2,170	47,566
Shaw Group, Inc.	260	14,690

		$231,140

Entertainment – 0.0%
Round One Corp. NPV	4	$6,572
Food & Beverages – 2.8%
Archer Daniels Midland Co.	700	$30,835
Binggrae Co. Ltd.	120	4,017
Coca-Cola Co.	690	40,827
Dean Foods Co.	1,750	49,000
Diamond Foods, Inc.	1,650	31,300
General Mills, Inc.	4,120	224,993
Goodman Fielder NPV	8,164	12,490
Groupe Danone	268	21,655
Hain Celestial Group, Inc. (a)	900	24,300
Kellogg Co.	830	39,757
Kerry Group PLC	1,660	44,615
Nestle S.A.	1,148	512,462
Nong Shim Co. Ltd.	265	53,764
Pepsi Bottling Group, Inc.	1,840	64,124
PepsiCo, Inc.	3,660	249,575
Toyo Suisan Kaisha NPV	1,000	18,980

		$1,422,694

Food & Drug Stores – 1.0%
CVS Caremark Corp.	5,210	$203,555
Dairy Farm International Holdings Ltd.	4,500	19,440
Kroger Co.	7,050	179,423
Lawson, Inc.	1,300	46,309
Longs Drug Stores Corp.	290	13,343
Susser Holdings Corp.	360	8,496
Tesco PLC	3,710	30,977

		$501,543

Forest & Paper Products – 0.1%
M-real Oyj, “B”	2,400	$8,028
Universal Forest Products, Inc.	930	33,666
UPM-Kymmene Corp.	1,460	27,660

		$69,354

Furniture & Appliances – 0.0%
Tupperware Brands Corp.	490	$18,130
Gaming & Lodging – 1.0%
International Game Technology	4,460	$190,308
Melco PBL Entertainment (Macau) Ltd., ADR (a)	420	5,082
MGM Mirage (a)	150	10,983
Morgans Hotel Group Co. (a)	550	8,014
Pinnacle Entertainment, Inc. (a)	790	14,418

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Royal Caribbean Cruises Ltd.	5,870	$236,444
WMS Industries, Inc.	850	31,790

		$497,039

General Merchandise – 0.9%
99 Cents Only Stores (a)	3,990	$33,197
Costco Wholesale Corp.	400	27,176
Daiei, Inc.	600	2,960
Family Dollar Stores, Inc.	2,340	49,210
Harvey Norman Holdings NPV	2,371	11,977
Kohl’s Corp. (a)	200	9,128
Macy’s, Inc.	4,700	129,908
Massmart Holdings Ltd.	1,800	16,507
Stage Stores, Inc.	3,230	38,663
Wal-Mart Stores, Inc.	2,600	132,288

		$451,014

Health Maintenance Organizations – 1.3%
Aetna, Inc.	1,870	$99,596
AMERIGROUP Corp.	120	4,502
CIGNA Corp.	450	22,122
Coventry Health Care, Inc. (a)	1,780	100,712
Humana, Inc. (a)	3,100	248,930
UnitedHealth Group, Inc.	1,270	64,567
WellPoint, Inc. (a)	1,670	130,594

		$671,023

Insurance – 3.9%
Ace Ltd.	600	$35,004
Aflac, Inc.	200	12,266
Allied World Assurance Co. Holdings Ltd.	340	16,194
Allstate Corp.	3,400	167,518
American International Group, Inc.	260	14,342
Amlin PLC	2,217	11,775
Aspen Insurance Holdings Ltd.	3,720	104,978
Aviva PLC	2,440	30,584
AXA	2,440	83,699
Benfield Group PLC	3,260	17,416
Catlin Group Ltd.	5,860	42,542
Chubb Corp.	1,430	74,060
CNP Assurances S.A.	300	36,557
Employers Holdings, Inc.	1,310	22,873
Endurance Specialty Holdings Ltd.	950	38,494
Genworth Financial, Inc., “A”	6,720	163,565
Hartford Financial Services Group, Inc.	2,180	176,079
Hiscox Ltd.	10,540	57,891
IPC Holdings Ltd.	180	4,631
Jardine Lloyd Thompson Group PLC	4,070	28,024
Mapfre S.A.	2,990	12,170
Max Capital Group Ltd.	1,930	54,793
MetLife, Inc.	4,790	282,466
Old Mutual PLC	12,560	31,320
PartnerRe Ltd.	460	36,469
Protective Life Corp.	1,000	39,740
Prudential Financial, Inc.	1,920	161,990

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
RenaissanceRe Holdings Ltd.	110	$6,269
Travelers Cos., Inc.	2,570	123,617
W.R. Berkley Corp.	480	14,525
XL Capital Ltd., “A”	640	28,800
Zenith National Insurance Corp.	170	6,769

		$1,937,420

Internet – 0.8%
Dealertrack Holdings, Inc.	640	$17,254
Google, Inc., “A” (a)	550	310,365
TechTarget, Inc. (a)	2,600	34,606
Universo Online S.A., IPS	1,900	9,941
Yahoo!, Inc. (a)	280	5,370

		$377,536

Leisure & Toys – 0.6%
Activision, Inc. (a)	1,040	$26,905
Electronic Arts, Inc. (a)	1,120	53,054
Hasbro, Inc.	410	10,648
Heiwa Corp.	1,100	9,178
NAMCO BANDAI Holdings, Inc.	1,000	13,887
Sankyo Co. Ltd.	300	15,982
Take-Two Interactive Software, Inc. (a)	1,170	19,235
THQ, Inc. (a)	2,580	46,466
Ubisoft Entertainment S.A. (a)	893	81,184

		$276,539

Machinery & Tools – 2.7%
Altra Holdings, Inc. (a)	650	$8,781
Assa Abloy AB, “B”	2,040	35,639
Bucyrus International, Inc., “A”	2,507	232,424
Commercial Metals Co.	360	10,206
Cummins, Inc.	1,320	63,730
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	450	14,397
Eaton Corp.	2,910	240,832
Enodis PLC	3,330	9,377
Flowserve Corp.	185	15,192
GEA Group AG (a)	3,803	117,976
Ingersoll-Rand Co. Ltd., “A” (a)	960	37,939
Kennametal, Inc.	1,640	50,233
Komatsu Ltd.	2,000	48,240
KUKA AG	346	11,029
Mitsubishi Materials Corp. NPV	7,000	28,605
Mitsui Mining & Smelting Co. Ltd.	9,000	33,740
Parker Hannifin Corp.	200	13,522
Polypore International, Inc. (a)	3,000	55,710
Ritchie Bros. Auctioneers, Inc.	130	10,696
Timken Co.	8,340	252,118
Titan International, Inc.	750	21,368
Trinity Industries, Inc.	540	15,293
Wartsila Corp.	600	38,442

		$1,365,489

Major Banks – 5.5%
Australia & New Zealand Banking Group Ltd.	2,660	$63,174
Bank of America Corp.	9,930	440,395

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Bank of New York Mellon Corp.	6,770	$315,685
Barclays PLC	8,170	77,083
BNP Paribas	720	71,233
BOC Hong Kong Holdings Ltd.	34,500	86,736
Credit Agricole S.A.	4,650	143,311
DBS Group Holdings Ltd.	3,000	37,584
Deutsche Postbank AG	490	40,997
Erste Bank der oesterreichischen Sparkassen AG	1,610	87,626
First Financial Holding Co. Ltd.	22,000	18,012
HSBC Holdings PLC	2,060	30,910
JPMorgan Chase & Co.	6,670	317,159
PNC Financial Services Group, Inc.	1,250	82,025
Raiffeisen International Bank Holding AG	150	19,161
Royal Bank of Scotland Group PLC	17,618	134,695
Standard Bank Group Ltd.	1,980	23,794
Standard Chartered PLC	2,520	83,871
State Street Corp.	2,830	232,400
Sumitomo Mitsui Financial Group, Inc.	7	55,273
SunTrust Banks, Inc.	1,360	93,772
Svenska Handelsbanken AB, “A”	1,000	28,031
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	460	60,168
UniCredito Italiano S.p.A.	21,648	158,361
UnionBanCal Corp.	350	17,171
Wells Fargo & Co.	1,310	44,553

		$2,763,180

Medical & Health Technology & Services – 0.8%
AmerisourceBergen Corp.	560	$26,124
Animal Health International, Inc. (a)	1,860	22,320
DaVita, Inc. (a)	890	47,481
Express Scripts, Inc. (a)	580	39,144
Healthcare Services Group, Inc.	1,170	28,384
IDEXX Laboratories, Inc. (a)	900	50,733
Laboratory Corp. of America Holdings	220	16,254
McKesson Corp.	600	37,674
Medassets, Inc. (a)	1,260	25,389
MWI Veterinary Supply, Inc. (a)	1,830	69,961
Patterson Cos., Inc. (a)	620	19,865
Southern Cross Healthcare Ltd.	1,420	10,015

		$393,344

Medical Equipment – 2.3%
ABIOMED, Inc. (a)	1,860	$28,086
Advanced Medical Optics, Inc. (a)	4,120	86,644
Align Technology, Inc.	940	11,073
AngioDynamics, Inc.	880	17,838
AtriCure, Inc.	750	10,455
Baxter International, Inc.	400	24,296
Becton, Dickinson & Co.	650	56,244
Boston Scientific Corp. (a)	4,740	57,496
C.R. Bard, Inc.	320	30,902
Conceptus, Inc. (a)	3,980	64,794
Cooper Cos., Inc.	3,240	127,591
DENTSPLY International, Inc.	580	23,960
Dexcom, Inc.	1,000	8,410

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Ev3, Inc.	1,280	$11,200
Grifols S.A.	655	15,916
Immucor, Inc. (a)	1,475	42,539
Insulet Corp.	630	12,480
Medtronic, Inc.	1,610	74,978
Mindray Medical International Ltd., ADR	310	10,571
NxStage Medical, Inc. (a)	2,390	29,015
ResMed, Inc. (a)	1,540	71,733
Somanetics Corp.	510	13,668
St. Jude Medical, Inc. (a)	1,140	46,181
Synthes, Inc.	460	58,708
Thermo Fisher Scientific, Inc. (a)	600	30,894
Thoratec Corp. (a)	2,620	41,920
Zimmer Holdings, Inc. (a)	1,750	136,972

		$1,144,564

Metals & Mining – 1.9%
Allegheny Technologies, Inc.	485	$34,144
Anglo American PLC	1,180	64,577
Antofagasta PLC	800	10,508
BHP Billiton Ltd., ADR	40	2,703
BHP Billiton PLC	9,240	274,078
Cameco Corp.	780	26,403
Century Aluminum Co. (a)	740	38,473
Cleveland-Cliffs, Inc.	470	47,865
Companhia Vale do Rio Doce	1,300	38,318
Companhia Vale do Rio Doce, ADR	1,420	42,572
Freeport-McMoRan Copper & Gold, Inc.	1,950	173,609
Gerdau Ameristeel Corp.	590	7,334
Inmet Mining Corp.	450	33,067
Nyrstar N.V.	775	15,081
Olin Corp.	220	4,508
Salzgitter AG	240	37,867
Southern Copper Corp.	480	45,043
SSAB Svenskt Stal AB, “A”	200	5,271
United States Steel Corp.	560	57,182
Vedanta Resources PLC	200	7,269

		$965,872

Natural Gas—Distribution – 0.5%
Energen Corp.	660	$41,514
Equitable Resources, Inc.	250	13,937
Gaz de France	520	28,171
Questar Corp.	1,380	70,256
Sempra Energy	900	50,310
Tokyo Gas Co. Ltd.	12,000	55,924

		$260,112

Natural Gas—Pipeline – 0.8%
El Paso Corp.	7,240	$119,315
Williams Cos., Inc.	8,860	283,254

		$402,569

Network & Telecom – 1.5%
Cavium Networks, Inc.	320	$6,115
Cisco Systems, Inc. (a)	6,710	164,395

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – continued
Corning, Inc.	1,190	$28,643
Juniper Networks, Inc. (a)	320	8,688
Motorola, Inc.	2,940	33,898
NICE Systems Ltd., ADR (a)	3,020	92,442
Nokia Corp., ADR	3,070	113,437
Nokia Oyj	910	33,491
Nortel Networks Corp. (a)	2,170	27,060
Polycom, Inc. (a)	1,410	35,603
QLogic Corp. (a)	6,530	93,379
QUALCOMM, Inc.	370	15,695
Research in Motion Ltd. (a)	1,070	100,452
Sonus Networks, Inc. (a)	5,300	21,677

		$774,975

Oil Services – 1.5%
Acergy S.A.	1,160	$21,099
Cameron International Corp. (a)	1,370	55,156
Dresser-Rand Group, Inc. (a)	780	24,726
Dril-Quip, Inc. (a)	220	10,679
Exterran Holdings, Inc. (a)	920	60,021
Fugro N.V.	780	53,414
Halliburton Co.	4,320	143,294
Hercules Offshore, Inc. (a)	740	17,057
Lufkin Industries, Inc.	350	18,505
National Oilwell Varco, Inc. (a)	520	31,320
Natural Gas Services Group, Inc. (a)	1,160	20,068
Noble Corp.	2,530	110,738
Pride International, Inc. (a)	670	21,246
Saipem S.p.A.	930	32,338
TETRA Technologies, Inc. (a)	2,040	31,926
Tidewater, Inc.	400	21,184
Transocean, Inc. (a)	310	38,006
Weatherford International Ltd. (a)	400	24,724

		$735,501

Other Banks & Diversified Financials – 3.0%
ABSA Group Ltd.	1,980	$27,079
Aeon Credit Service Co. Ltd.	5,500	81,960
Aiful Corp.	500	10,124
Akbank T.A.S.	3,030	17,691
Alpha Bank A.E.	380	12,643
American Capital Strategies Ltd.	270	9,496
American Express Co.	1,850	91,242
AmeriCredit Corp.	4,110	54,704
Anglo Irish Bank Corp. PLC	3,040	43,110
Babcock & Brown Ltd.	1,665	27,610
Bangkok Bank Public Co. Ltd.	4,600	17,084
Bank of Cyprus Public Co. Ltd.	3,380	53,675
Center Financial Corp.	950	11,001
Chiba Bank Ltd.	3,000	22,267
CIT Group, Inc.	220	6,151
Citigroup, Inc.	4,390	123,886
CSU Cardsystem S.A.	1,680	4,424
Dah Sing Financial Group	1,200	9,543
DNB Holding A.S.A.	2,400	31,339

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
East West Bancorp, Inc.	1,350	$32,481
Encore Bancshares, Inc. (a)	1,110	21,101
Fannie Mae	1,410	47,743
Fortis S.A./N.V.	1,850	41,671
Hachijuni Bank Ltd.	7,000	47,947
Hana Financial Group, Inc.	790	38,500
ING Groep N.V.	2,120	69,068
Joyo Bank Ltd.	3,000	17,118
Macquarie Group Ltd.	813	48,746
Marshall & Ilsley Corp.	180	5,022
New York Community Bancorp, Inc.	3,760	69,748
Northern Trust Corp.	780	57,221
ORIX Corp.	190	32,223
Ramirent Oyj NPV	656	10,210
Ryder System, Inc.	1,140	59,348
Sapporo Hokuyo Holdings, Inc.	4	33,234
Shinhan Financial Group Co. Ltd.	640	34,423
Siam City Bank Public Co. Ltd.	27,200	11,617
Signature Bank	420	14,074
SNS REAAL Groep N.V.	2,530	47,876
Takefuji Corp.	640	18,100
TCF Financial Corp.	920	19,550
Unione di Banche Italiane Scpa	3,236	81,070
Viewpoint Financial Group	1,320	20,077

		$1,533,197

Personal Computers & Peripherals – 0.3%
Mellanox Technologies Ltd. (a)	1,710	$27,069
Nuance Communications, Inc. (a)	6,390	101,537
Western Digital Corp.	410	10,845

		$139,451

Pharmaceuticals – 4.6%
Abbott Laboratories	3,390	$190,857
Allergan, Inc.	990	66,518
Astellas Pharma, Inc.	2,500	108,287
Bayer AG	1,200	98,787
Biovail Corp.	700	9,558
Bristol-Myers Squibb Co.	940	21,799
Cadence Pharmaceuticals, Inc.	570	3,243
Elan Corp. PLC, ADR (a)	650	16,516
Endo Pharmaceuticals Holdings, Inc. (a)	3,700	96,718
GlaxoSmithKline PLC	4,850	114,560
Hisamitsu Pharmaceutical Co., Inc.	1,400	47,224
Inverness Medical Innovations, Inc. (a)	300	13,515
Johnson & Johnson	3,490	220,777
Medicis Pharmaceutical Corp., “A”	1,530	31,074
Merck & Co., Inc.	8,200	379,496
Merck KGaA	870	107,778
Novartis AG	4,770	241,093
Novo Nordisk A/S, “B”	600	37,720
Pfizer, Inc.	1,710	39,997
Roche Holding AG	1,500	271,442
Schering-Plough Corp.	2,970	58,123
Shire PLC	1,350	24,089

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Synta Pharmaceuticals Corp.	470	$3,704
Tanabe Seiyaku Co. Ltd.	1,000	12,141
Wyeth	2,330	92,734

		$2,307,750

Pollution Control – 0.2%
Allied Waste Industries, Inc.	3,280	$32,308
Team, Inc.	420	12,621
Waste Management, Inc.	1,160	37,630

		$82,559

Precious Metals & Minerals – 0.0%
Paladin Resources Ltd. NPV	4,537	$18,129
Printing & Publishing – 0.2%
Dun & Bradstreet Corp.	260	$23,915
InnerWorkings, Inc.	850	11,773
McGraw-Hill Cos., Inc.	100	4,276
Morningstar, Inc.	70	4,624
MSCI, Inc., “A”	460	15,166
Reed Elsevier PLC, ADR	1,711	20,696
Trinity Mirror PLC	3,200	20,872
Washington Post Co., “B”	20	14,880

		$116,202

Railroad & Shipping – 0.5%
Burlington Northern Santa Fe Corp.	330	$28,552
Compagnie Maritime Belge S.A.	195	14,850
East Japan Railway Co.	7	57,813
Kirby Corp. (a)	690	31,726
Nippon Yusen Kabushiki Kaisha	1,000	8,146
Norfolk Southern Corp.	100	5,439
SMRT Corp. Ltd.	10,000	12,198
Union Pacific Corp.	630	78,769

		$237,493

Real Estate – 0.8%
BRE Properties, Inc., REIT	240	$10,462
CapitaLand Ltd.	13,000	54,679
CBL & Associates Properties, Inc., REIT	180	4,784
Deutsche Wohnen AG	520	18,413
Equity Residential, REIT	1,150	43,021
Essex Property Trust	220	22,794
Henderson Land Development Co.	2,000	17,221
Hong Kong Land Holdings Ltd.	10,000	47,725
Host Hotels & Resorts, Inc., REIT	1,260	21,092
Hypo Real Estate Holding AG	580	18,314
Kilroy Realty Corp., REIT	390	19,122
Leopalace21 Corp.	1,100	26,614
Macerich Co., REIT	110	7,521
Mack-Cali Realty Corp., REIT	1,420	50,438
Maguire Properties, Inc., REIT	260	7,171
Taubman Centers, Inc., REIT	420	21,063
Unibail-Rodamco	109	25,871

		$416,305

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.0%
Brinker International, Inc.	2,050	$38,150
Darden Restaurants, Inc.	2,610	73,915
McCormick & Schmick’s Seafood Restaurant, Inc.	1,610	21,123
McDonald’s Corp.	1,970	105,494
Panera Bread Co., “A” (a)	1,680	63,470
Peet’s Coffee & Tea, Inc.	480	10,531
Red Robin Gourmet Burgers, Inc. (a)	1,800	62,784
Texas Roadhouse, Inc., “A” (a)	2,680	32,348
YUM! Brands, Inc.	2,680	91,549

		$499,364

Special Products & Services – 0.0%
H.B. Fuller Co.	190	$3,944
MFS Ltd.	3,340	2,670

		$6,614

Specialty Chemicals – 1.2%
Air Products & Chemicals, Inc.	400	$36,008
Akzo Nobel N.V.	1,110	82,192
Albemarle Corp.	430	15,592
Cytec Industries, Inc.	170	9,624
L’Air Liquide S.A.	268	37,356
Linde AG	1,350	176,744
Methanex Corp. NPV	470	11,801
Praxair, Inc.	2,385	192,970
Symrise AG (a)	1,224	30,640

		$592,927

Specialty Stores – 1.9%
Abercrombie & Fitch Co., “A”	140	$11,157
Advance Auto Parts, Inc.	1,910	68,149
Aeropostale, Inc.	780	21,973
CarMax, Inc. (a)	1,430	31,889
Citi Trends, Inc. (a)	2,690	36,772
Dick’s Sporting Goods, Inc. (a)	1,000	32,550
Ethan Allen Interiors, Inc.	730	22,594
Galiform PLC	6,600	10,146
GAME Group PLC	3,880	15,423
GameStop Corp., “A” (a)	2,160	111,737
Industria de Diseno Textile S.A.	440	22,103
KappAhl Holding AB	680	5,096
Kingfisher PLC	9,920	29,037
Lowe’s Cos., Inc.	2,980	78,791
Lumber Liquidators, Inc. (a)	1,820	16,198
Monro Muffler Brake, Inc.	790	14,615
NEXT PLC	1,490	42,019
Nordstrom, Inc.	2,220	86,358
PetSmart, Inc.	1,610	36,821
Praktiker Bau-und Heimwerkermaerkte Holding AG	450	9,631
RadioShack Corp.	2,260	39,211
Ross Stores, Inc.	540	15,741
Staples, Inc.	5,430	129,994
TJX Cos., Inc.	430	13,571
Urban Outfitters, Inc. (a)	1,800	52,200

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Zumiez, Inc. (a)	1,080	$20,768

		$974,544

Telecommunications – Wireless – 1.2%
America Movil S.A.B. de C.V., “L”, ADR	2,320	$138,991
KDDI Corp.	9	60,716
MTN Group Ltd.	1,030	16,388
Orascom Telecom Holding S.A.E., GDR	470	34,827
Philippine Long Distance Telephone Co.	20	1,488
Rogers Communications, Inc., “B”	1,920	73,411
Rogers Communications, Inc., “B”	1,020	39,076
SmarTone Telecommunications Holdings Ltd.	7,000	6,770
Sprint Nextel Corp.	1,620	17,059
Vodafone Group PLC	65,790	231,068

		$619,794

Telephone Services – 2.2%
AT&T, Inc.	6,500	$250,185
Embarq Corp.	4,660	211,098
Global Crossing Ltd. (a)	1,240	26,685
Qwest Communications International, Inc.	10,330	60,740
Royal KPN N.V.	3,150	57,214
Sistema JSFC, GDR	820	29,110
Telefonica S.A.	7,320	214,496
Telekom Austria AG	930	25,970
Telenor A.S.A.	3,180	65,803
TELUS Corp.	160	6,725
Verizon Communications, Inc.	3,720	144,485

		$1,092,511

Tobacco – 1.2%
Altria Group, Inc.	6,620	$501,928
Loews Corp.	1,260	103,484
Reynolds American, Inc.	80	5,066

		$610,478

Trucking – 0.4%
Landstar System, Inc.	100	$5,003
TNT N.V.	2,050	75,991
Yamato Holdings Co. Ltd.	7,000	97,341

		$178,335

Utilities—Electric Power – 2.7%
AES Corp.	1,680	$32,054
American Electric Power Co., Inc.	1,320	56,536
British Energy Group PLC	4,450	45,917
CEZ AS	460	31,064
Cleco Corp.	420	10,857
CMS Energy Corp.	1,200	18,804
Constellation Energy Group, Inc.	1,270	119,329
Dominion Resources, Inc.	1,030	44,290
DPL, Inc.	480	13,325
Drax Group PLC	572	5,797
E.ON AG	1,150	211,469
Edison International	100	5,216
Entergy Corp.	250	27,045
FirstEnergy Corp.	940	66,947

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 (as restated – see note 4) - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
FPL Group, Inc.	1,570	$101,234
Hong Kong Electric Holdings	2,500	14,252
Mirant Corp.	1,350	49,734
NRG Energy, Inc. (a)	6,590	254,308
Pepco Holdings, Inc.	1,480	37,681
PG&E Corp.	3,480	142,819
PPL Corp.	220	10,762
Public Service Enterprise Group, Inc.	150	14,400
SUEZ S.A.	560	34,268
Westar Energy, Inc.	430	10,475
		$1,358,583

Total Common Stocks		$43,458,548

Bonds – 7.3%
U.S. Treasury Obligations – 7.3%
U.S. Treasury Notes, 0%, 2008 (f)	$3,700,000	$3,671,932
Warrants – 0.3%

Issuer	Shares/Par
Computer Software—Systems – 0.0%
Merrill Lynch International & Co. (HCL Technologies Ltd.—Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	1,551	$9,852
Metals & Mining – 0.1%
Merrill Lynch International & Co. (Steel Authority of India—Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9,448	$52,353
Other Banks & Diversified Financials – 0.2%
Merrill Lynch International & Co. (Housing Development—Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	987	$72,027

Total Warrants		$134,232

Money Market Funds (v) – 8.6%
MFS Institutional Money Market Portfolio, 4.25%, at Net Asset Value	4,339,963	$4,339,963

Total Investments		$51,604,675

Issue/Expiration Month/Strike Price	Number of Contracts
Call Options Written – 0.0%
Valero Energy - March 2008 @ $65 (a)	(4)	$(600)

Other Assets, Less Liabilities – (2.6)%		(1,302,697)

Net Assets – 100.0%		$50,301,978

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $134,232, representing 0.3% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$53,972,384

Gross unrealized appreciation	$546,976
Gross unrealized depreciation	(2,914,685)

Net unrealized appreciation (depreciation)	$(2,367,709)

(2) Derivative Contracts at 1/31/08

Forward Foreign Currency Exchange Contracts at 1/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	1,291,469	3/25/08	$1,131,026	$1,152,335	$21,309
SELL	CAD	4,380,000	3/25/08	4,388,162	4,357,559	30,603
BUY	CHF	7,105,000	4/24/08	6,187,569	6,574,443	386,874
BUY	EUR	640,000	5/23/08	942,543	948,732	6,189
SELL	HKD	2,305,000	4/24/08	296,606	296,158	448
BUY	JPY	450,100,000	3/25/08	4,025,478	4,243,254	217,776
SELL	JPY	119,900,000	3/25/08	1,131,026	1,130,340	686
BUY	MXN	4,880,000	4/24/08	446,412	446,991	579
BUY	MYR	3,269,000	3/25/08	981,682	1,009,719	28,037
BUY	SEK	27,700,000	3/25/08	4,207,501	4,350,149	142,648
BUY	SGD	1,265,000	4/24/08	872,245	895,798	23,553
BUY	TWD	126,400,000	3/25/08	3,921,812	3,950,334	28,522

						$887,224

Depreciation
SELL	AUD	3,285,000	5/23/08	$2,789,294	$2,909,608	$(120,314)
SELL	BRL	1,170,000	3/25/08	642,945	659,853	(16,908)
SELL	EUR	11,135,000	5/23/08	15,983,513	16,506,462	(522,949)
SELL	GBP	4,645,000	4/24/08	9,172,133	9,196,868	(24,735)
SELL	JPY	100,093,952	5/23/08	942,543	946,974	(4,431)
SELL	NZD	2,665,000	4/24/08	1,987,903	2,076,524	(88,621)

						$(777,958)

MFS Diversified Target Return Fund - continued

Supplemental Information (Unaudited) 1/31/08

Futures contracts outstanding at 1/31/08

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
AEX 25 Index (Long)	EUR	8	$1,050,352	Feb-08	$(80,978)
CAC 40 Index (Short)	EUR	30	2,177,843	Feb-08	173,930
Hang Seng Index (Short)	HKD	9	1,355,936	Feb-08	34,370
H-Shares Index (Short)	HKD	27	2,162,202	Feb-08	147,443
IBEX 35 (Short)	EUR	2	394,254	Feb-08	30,990
MSCI Singapore Free Index (Short)	SGD	14	713,910	Feb-08	28,154
MSCI Taiwan (Short)	USD	6	176,040	Feb-08	2,604
OMX Index (Short)	SEK	47	700,505	Feb-08	8,745
Australian Bond 10 yr (Long)	AUD	41	3,656,302	Mar-08	34,949
Australian SPI 200 (Short)	AUD	31	3,910,795	Mar-08	418,430
Canadian Bond 10 yr (Short)	CAD	20	2,313,630	Mar-08	(2,442)
Canadian S&P/TSX 60 Index Fund (Short)	CAD	21	3,240,197	Mar-08	55,443
DAX Index (Short)	EUR	14	3,598,384	Mar-08	537,277
DJ Euro Stoxx 50 (Short)	EUR	22	1,250,305	Mar-08	172,113
E-Mini Russell 2000 Index (Short)	USD	47	3,360,500	Mar-08	203,289
Euro Bond (Short)	EUR	3	520,817	Mar-08	3,240
FTSE 100 Index (Long)	GBP	26	3,039,284	Mar-08	(207,576)
FTSE/JSE Top 40 Index (Short)	ZAR	32	1,083,843	Mar-08	102
Japan Bond 10 yr (Short)	JPY	4	5,177,112	Mar-08	(10,857)
LIFFE Long Gilt Future (Short)	GBP	15	3,300,597	Mar-08	(36,308)
Nikkei 225 Index (Short)	JPY	2	254,627	Mar-08	28,720
S&P 400 MidCap Index (Short)	USD	71	5,725,440	Mar-08	339,867
S&P 500 Future (Short)	USD	19	6,553,100	Mar-08	413,668
Topix Index (Short)	JPY	20	2,529,362	Mar-08	213,788
U.S. Treasury Note 10 yr (Short)	USD	91	10,621,406	Mar-08	(206,134)

					$2,302,827

MFS Diversified Target Return Fund - continued

Supplemental Information (Unaudited) 1/31/08

Swap Agreements at 1/31/08 (as restated - see note 4)

Expiration	Notional Amount	Counterparty			Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12 USD	3,500,000	(a	)	Merrill Lynch International	3.75% (fixed rate)	(1)	$(279,620)
12/20/12 USD	4,000,000	(b	)	JPMorgan Chase Bank	(2)	1.75% (fixed rate)	66,806

							$(212,814)

Interest Rate Swaps
12/17/17 CHF	500,000	(c	)	Morgan Stanley	3.33% (fixed rate)	6-Month LIBOR	$6,200
10/25/37 JPY	140,000,000			Morgan Stanley	6-Month LIBOR	2.46% (fixed rate)	(14,653)
10/25/37 GBP	2,500,000	(d	)	Citibank	6-Month LIBOR	4.75% (fixed rate)	(58,129)
10/25/37 GBP	1,900,000	(e	)	Citibank	3.50.% (fixed rate)	UK Retail Price Index	(199,877)

							$(266,459)

(1)	Fund to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.9 Index.
(2)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX.EM.8 Index.
(a)	Premiums received by the fund amounted to $152,760.
(b)	Premiums paid by the fund amounted to $11,806.
(c)	Premiums paid by the fund amounted to $1,684.
(d)	Premiums received by the fund amounted to $17,832.
(e)	Premiums received by the fund amounted to $31,701.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Diversified Target Return Fund - continued Supplemental Information (Unaudited) 1/31/08

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market
Portfolio	—	55,559,986	(51,220,023)	4,339,963

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market
Portfolio	$—	$—	$51,046	$4,339,963

(4) Restatement

After the fund issued its January 31, 2008 quarterly portfolio holdings included in Form N-Q, the fund determined that an interest rate swap instrument reported in the supplemental information table was incorrectly valued. The total value of interest rate swaps reported changed from $8,631 to $(266,459). As a result, other assets, less liabilities changed from $(1,027,607) to $(1,302,697) and net assets decreased by $275,090. There were no other significant changes as a result of this change in value.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 22, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer,
Treasurer (Principal Financial
Officer and Accounting Officer)

Date: April 22, 2008

*	Print name and title of each signing officer under his or her signature.